Financial Instruments - Summary of Debt Exchange (Details) $ in Millions	Jun. 30, 2025 USD ($)
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	$ 1,869
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	500
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	500
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	119
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	350
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	400
New Notes [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	1,688
New Notes [Member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	441
New Notes [Member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	453
New Notes [Member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	84
New Notes [Member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	337
New Notes [Member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	373
Old Notes [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	181
Old Notes [Member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	59
Old Notes [Member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	47
Old Notes [Member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	35
Old Notes [Member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	13
Old Notes [Member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Principal amount	$ 27